May 2021 Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 08, 2021	Aug. 25, 2021	May 27, 2021	Oct. 01, 2021	Aug. 03, 2020
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues	22,600,000	2,488,530	5,600,000
Shares Issued, Price Per Share	$ 8.50	$ 4.25	$ 1.25		$ 3.25
Warrant, Outstanding	11,299,000			850,000
Exercise Price of Warrants	$ 9.50			$ 6.00
Proceeds from issuance of common shares and warrants	$ 176.3	$ 10.1	$ 6.8
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues			700,000
Maxim
Class of Warrant or Right [Line Items]
Warrant, Outstanding			224,000
Exercise Price of Warrants			$ 1.375